UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/13

Item 1. Schedule of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited)

Templeton Asian Growth Fund	Industry	Shares	Value
Common Stocks 99.1%
China 38.8%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	1,296,000	$449,585
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	2,607,496	420,328
Brilliance China Automotive Holdings Ltd.	Automobiles	376,000	611,930
China Merchants Bank Co. Ltd., H	Commercial Banks	265,087	564,746
[a]China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	2,719,000	375,187
CNOOC Ltd.	Oil, Gas & Consumable Fuels	217,000	403,534
Guangzhou Automobile Group Co. Ltd., H	Automobiles	320,000	349,533
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	196,900	348,316
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	426,000	466,414
Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	350,000	655,374
			4,644,947
Hong Kong 5.5%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	36,900	350,550
VTech Holdings Ltd.	Communications Equipment	24,000	311,980
			662,530
India 11.8%
Infosys Ltd., ADR	IT Services	5,736	324,658
[b]Reliance Industries Ltd., GDR, 144A	Oil, Gas & Consumable Fuels	18,940	550,112
[c]Tata Steel Ltd., GDR, Reg S	Metals & Mining	80,251	542,095
			1,416,865
Indonesia 9.3%
Astra International Tbk PT	Automobiles	734,000	410,123
Bank Danamon Indonesia Tbk PT	Commercial Banks	912,988	283,199
United Tractors Tbk PT	Machinery	270,921	422,966
			1,116,288
Pakistan 9.7%
MCB Bank Ltd.	Commercial Banks	266,405	706,755
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	173,278	455,347
			1,162,102
Singapore 3.8%
SembCorp Marine Ltd.	Machinery	128,000	451,419
South Korea 4.9%
[a]Hyundai Development Co.	Construction & Engineering	26,920	591,578
Thailand 15.3%
Kiatnakin Bank PCL, fgn.	Commercial Banks	207,300	236,000
Land and Houses PCL, fgn.	Real Estate Management &
	Development	1,237,200	338,415
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	72,800	370,452
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	33,500	292,818
Siam Commercial Bank PCL, fgn.	Commercial Banks	76,200	334,190
Univanich Palm Oil PCL, fgn.	Food Products	797,700	258,424
			1,830,299
Total Common Stocks (Cost $13,371,948)			11,876,028
Other Assets, less Liabilities 0.9%			105,731
Net Assets 100.0%			$11,981,759

Quarterly Statement of Investments | See notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2013, the value of this security was $550,112, representing 4.59% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the value of this security was
$542,095, representing 4.52% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 85.4%
Brazil 7.5%
AES Tiete SA	Independent Power Producers &
	Energy Traders	243,600	$1,835,689
Ambev SA	Beverages	1,185,030	8,689,183
Cia Hering	Specialty Retail	136,200	1,724,051
Hypermarcas SA	Personal Products	335,339	2,505,708
Itau Unibanco Holding SA, ADR	Commercial Banks	484,267	6,571,503
Lojas Americanas SA	Multiline Retail	146,700	848,986
			22,175,120
China 33.9%
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	15,366,400	5,231,553
China Merchants Bank Co. Ltd., H	Commercial Banks	1,561,333	3,326,290
China Mobile Ltd.	Wireless Telecommunication
	Services	1,398,359	14,471,659
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	470,000	1,321,323
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,144,800	5,832,415
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	660,000	2,076,770
[a]China Shipping Development Co. Ltd., H	Marine	774,000	598,890
CNOOC Ltd.	Oil, Gas & Consumable Fuels	2,967,000	5,517,437
COSCO Pacific Ltd.	Transportation Infrastructure	1,073,065	1,472,388
CPMC Holdings Ltd.	Containers & Packaging	354,400	278,334
Dongfang Electric Corp. Ltd., H	Electrical Equipment	327,800	574,913
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,608,000	2,504,999
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,369,872	2,423,304
[a,b]Integrated Waste Solutions Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	129,820
Lianhua Supermarket Holdings Ltd.	Food & Staples Retailing	3,315,000	2,569,287
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	4,010,000	4,390,426
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	2,649,300	2,049,920
Sinotrans Shipping Ltd.	Marine	1,935,000	711,181
Soho China Ltd.	Real Estate Management &
	Development	7,630,649	6,534,076
[a]Sohu.com Inc.	Internet Software & Services	42,731	3,116,372
Tencent Holdings Ltd.	Internet Software & Services	319,919	20,380,817
Tingyi (Cayman Islands) Holding Corp.	Food Products	850,000	2,449,915
Travelsky Technology Ltd., H	IT Services	7,908,700	7,781,875
Uni-President China Holdings Ltd.	Food Products	1,415,500	1,447,564
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,326,000	2,123,721
			99,315,249
Hong Kong 11.6%
BOC Hong Kong (Holdings) Ltd.	Commercial Banks	2,174,000	6,966,915
Giordano International Ltd.	Specialty Retail	9,115,725	8,146,650
I.T Ltd.	Specialty Retail	8,678,000	2,238,228
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,508,184	13,346,242
Sa Sa International Holdings Ltd.	Specialty Retail	2,756,000	3,234,262
			33,932,297
India 21.3%
Ashok Leyland Ltd.	Machinery	4,653,492	1,294,309
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	227,674	3,275,207
Biocon Ltd.	Biotechnology	475,389	3,551,964
Coal India Ltd.	Oil, Gas & Consumable Fuels	291,825	1,368,520
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	54,930	2,250,007
Federal Bank Ltd.	Commercial Banks	2,202,542	2,995,372
Grasim Industries Ltd.	Construction Materials	116,835	5,128,535
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	14,987	77,128
ICICI Bank Ltd.	Commercial Banks	187,840	3,336,560
Infosys Ltd.	IT Services	286,300	16,136,783
Maharashtra Seamless Ltd.	Metals & Mining	1,199,422	3,176,024

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
Mindtree Ltd.	IT Services	275,974	6,830,847
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	862,300	12,477,135
Tata Chemicals Ltd.	Chemicals	105,947	470,971
			62,369,362
Russia 11.1%
CTC Media Inc.	Media	492,861	6,848,304
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	778,846	6,657,186
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	5,198,962
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	115,400	7,206,730
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	291,806	4,845,439
[d]TMK OAO, GDR, Reg S	Energy Equipment & Services	150,995	1,777,211
			32,533,832
Total Common Stocks (Cost $213,353,419)			250,325,860
Preferred Stocks 13.1%
Brazil 13.1%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	613,066	7,681,717
Bradespar SA, pfd.	Metals & Mining	274,700	2,916,674
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	3,556,966	13,402,056
Vale SA, ADR, pfd., A	Metals & Mining	1,028,745	14,412,718
Total Preferred Stocks (Cost $39,693,221)			38,413,165
Total Investments before Short Term Investments (Cost $253,046,640)			288,739,025

Short Term Investments (Cost $7,390,189) 2.6%
Money Market Funds 2.6%
United States 2.6%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		7,390,189	7,390,189
Total Investments (Cost $260,436,829) 101.1%			296,129,214
Other Assets, less Liabilities (1.1)%			(3,094,135)
Net Assets 100.0%			$293,035,079

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2013, the value of this security was $129,820, representing
0.04% of net assets.
cAt December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the value of this security was
$1,777,211, representing 0.61% of net assets.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited)

Templeton Emerging Markets Balanced Fund	Industry	Shares	Value
Common Stocks 57.7%
Belgium 2.1%
Anheuser-Busch InBev NV	Beverages	9,499	$1,009,469
Brazil 3.6%
Ambev SA	Beverages	87,500	641,590
Itau Unibanco Holding SA, ADR	Commercial Banks	82,920	1,125,225
			1,766,815
China 15.1%
AAC Technologies Holdings Inc.	Communications Equipment	137,000	665,181
[a] Angang Steel Co. Ltd., H	Metals & Mining	452,000	335,750
Brilliance China Automotive Holdings Ltd.	Automobiles	1,172,600	1,908,376
[a] China Shipping Development Co. Ltd., H	Marine	868,500	672,010
CNOOC Ltd.	Oil, Gas & Consumable Fuels	517,000	961,414
Lenovo Group Ltd.	Computers & Peripherals	274,700	334,060
[a] Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	33,484	1,313,243
[a] NetEase Inc., ADR	Internet Software & Services	4,387	344,818
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	826,000	904,362
			7,439,214
Hong Kong 6.9%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	73,800	701,100
Luk Fook Holdings (International) Ltd.	Specialty Retail	155,400	591,191
Sands China Ltd.	Hotels, Restaurants & Leisure	136,700	1,121,192
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	296,000	988,658
			3,402,141
India 7.0%
Infosys Ltd., ADR	IT Services	31,900	1,805,540
[b] Tata Steel Ltd., GDR, Reg S	Metals & Mining	240,589	1,625,179
			3,430,719
Indonesia 1.3%
Bank Danamon Indonesia Tbk PT	Commercial Banks	2,128,100	660,113
Jordan 0.8%
Arab Potash Co. PLC	Chemicals	9,409	372,930
Pakistan 3.5%
United Bank Ltd.	Commercial Banks	1,385,600	1,738,561
Philippines 0.7%
Ayala Corp.	Diversified Financial Services	28,820	336,233
Russia 3.3%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	37,900	323,950
[c] LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	21,050	1,314,573
			1,638,523
South Africa 4.7%
Impala Platinum Holdings Ltd.	Metals & Mining	129,600	1,519,619
MTN Group Ltd.	Wireless Telecommunication
	Services	4,500	93,097
Remgro Ltd.	Diversified Financial Services	35,300	699,337
			2,312,053
Switzerland 2.0%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	9,777	973,261
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	94,000	332,434

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Thailand 4.3%
Land and Houses PCL	Real Estate Management &
	Development	453,300			123,993
Land and Houses PCL, fgn.	Real Estate Management &
	Development	2,379,000			650,735
Siam Commercial Bank PCL, fgn.	Commercial Banks	184,000			806,968
Univanich Palm Oil PCL, fgn.	Food Products	1,657,000			536,803
					2,118,499
United Kingdom 1.7%
Unilever PLC	Food Products	19,822			814,837

Total Common Stocks (Cost $27,249,991)					28,345,802
Participatory Notes (Cost $807,490) 1.7%
Saudi Arabia 1.7%
[d] HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	35,277			804,219
		Principal Amount*
Corporate Bonds and Notes 4.2%
Kazakhstan 0.4%
[d] HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	Commercial Banks	165,000			179,292
Mexico 0.6%
[d] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	255,000			281,456
[d,e] Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	Household Durables	200,000			30,102
					311,558
Romania 0.3%
[d] Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	100,000		EUR	141,591
Russia 0.7%
[d] Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A,
7.875%, 9/25/17	Commercial Banks	155,000			172,835
[d] Gaz Capital SA (OJSC Gazprom), loan participation, senior bond, 144A, 8.146%,
4/11/18	Oil, Gas & Consumable Fuels	150,000			177,519
					350,354
South Africa 0.7%
[d] Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	100,000		EUR	145,975
[d] Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	Specialty Retail	135,000		EUR	191,031
					337,006
Turkey 0.4%
[d] Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	Commercial Banks	200,000			180,330
Ukraine 0.3%
[d] Metinvest BV, 144A, 10.25%, 5/20/15	Metals & Mining	145,000			147,175
United Arab Emirates 0.4%
[d] Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	Electric Utilities	180,000			210,210
Venezuela 0.4%
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	Oil, Gas & Consumable Fuels	220,000			202,543

Total Corporate Bonds and Notes (Cost $2,001,491)					2,060,059
Foreign Government and Agency Securities 22.3%
Brazil 1.0%
Nota Do Tesouro Nacional,
10.00%, 1/01/14		200	[f]	BRL	84,668
[g] Index Linked, 6.00%, 5/15/15		300	[f]	BRL	305,658

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

[g] Index Linked, 6.00%, 5/15/45	100	[f]	BRL	93,112
				483,438
Ghana 1.6%
Government of Ghana,
14.00%, 10/13/14	10,000		GHS	4,090
14.99%, 2/23/15	150,000		GHS	60,884
24.00%, 5/25/15	285,000		GHS	127,090
21.00%, 10/26/15	410,000		GHS	177,584
19.24%, 5/30/16	165,000		GHS	69,645
23.00%, 8/21/17	300,000		GHS	137,336
[d] 144A, 7.875%, 8/07/23	200,000			193,750
				770,379
Hungary 3.1%
Government of Hungary,
5.50%, 12/22/16	44,110,000		HUF	212,394
4.125%, 2/19/18	40,000			40,425
6.50%, 6/24/19	26,900,000		HUF	134,575
7.50%, 11/12/20	17,140,000		HUF	89,594
5.375%, 2/21/23	70,000			69,408
A, 8.00%, 2/12/15	2,040,000		HUF	9,944
A, 6.75%, 11/24/17	36,820,000		HUF	184,728
A, 5.50%, 12/20/18	17,000,000		HUF	81,443
A, 7.00%, 6/24/22	1,340,000		HUF	6,759
A, 6.00%, 11/24/23	6,700,000		HUF	31,787
B, 6.75%, 2/24/17	30,000,000		HUF	149,100
D, 6.75%, 8/22/14	30,500,000		HUF	144,298
senior note, 6.375%, 3/29/21	290,000			313,744
[b] senior note, Reg S, 4.375%, 7/04/17	40,000		EUR	57,599
[b] senior note, Reg S, 5.75%, 6/11/18	10,000		EUR	14,976
				1,540,774
Indonesia 0.4%
Government of Indonesia,
FR31, 11.00%, 11/15/20	31,000,000		IDR	2,899
FR34, 12.80%, 6/15/21	1,751,000,000		IDR	178,785
FR35, 12.90%, 6/15/22	31,000,000		IDR	3,207
FR36, 11.50%, 9/15/19	63,000,000		IDR	5,941
FR43, 10.25%, 7/15/22	31,000,000		IDR	2,807
senior bond, FR53, 8.25%, 7/15/21	173,000,000		IDR	14,121
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	125,000,000		IDR	10,283
				218,043
Latvia 0.4%
[d] Government of Latvia, 144A, 5.25%, 2/22/17	200,000			218,363

Malaysia 0.7%
Government of Malaysia,
3.434%, 8/15/14	20,000		MYR	6,119
3.741%, 2/27/15	1,040,000		MYR	319,597
3.835%, 8/12/15	55,000		MYR	16,952
				342,668
Mexico 0.5%
Government of Mexico, 9.50%, 12/18/14	28,000	[h]	MXN	226,785

Mongolia 0.3%
[d] Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			166,944

Nigeria 1.1%
Government of Nigeria,
13.05%, 8/16/16	11,000,000		NGN	68,443

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

15.10%, 4/27/17	69,000,000	NGN	453,836
			522,279
Poland 1.9%
Government of Poland,
5.00%, 4/25/16	185,000	PLN	63,890
[i] FRN, 2.71%, 1/25/17	571,000	PLN	188,523
[i] FRN, 2.71%, 1/25/21	579,000	PLN	187,325
Strip, 7/25/15	1,100,000	PLN	349,184
Strip, 1/25/16	460,000	PLN	143,325
			932,247
Romania 0.2%
[b] Government of Romania, senior note, Reg S, 5.25%, 6/17/16	55,000	EUR	81,470

Serbia 2.5%
[d] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		211,644
Serbia Treasury Note, 10.00%,
4/27/15	19,780,000	RSD	239,065
9/14/15	16,700,000	RSD	201,392
10/18/15	5,500,000	RSD	66,274
2/21/16	39,000,000	RSD	467,719
12/19/16	1,900,000	RSD	22,665
11/08/17	510,000	RSD	5,985
			1,214,744
South Korea 1.4%
Korea Monetary Stabilization Bond, senior note,
2.74%, 2/02/15	357,000,000	KRW	338,336
2.90%, 12/02/15	229,000,000	KRW	217,477
Korea Treasury Bond, senior note, 3.00%, 12/10/16	69,400,000	KRW	66,043
Korea Treasury Note, senior note, 2.75%, 6/10/16	76,000,000	KRW	71,891
			693,747
Sri Lanka 2.0%
Government of Sri Lanka,
[d] 144A, 5.875%, 7/25/22	200,000		188,375
A, 7.00%, 3/01/14	13,000,000	LKR	99,201
A, 11.00%, 8/01/15	2,600,000	LKR	20,554
A, 5.80%, 1/15/17	8,300,000	LKR	57,740
A, 9.00%, 5/01/21	20,610,000	LKR	147,231
B, 11.00%, 9/01/15	1,500,000	LKR	11,843
B, 8.00%, 6/01/16	25,100,000	LKR	187,408
B, 5.80%, 7/15/17	2,900,000	LKR	19,841
C, 8.50%, 4/01/18	5,300,000	LKR	38,682
D, 8.50%, 6/01/18	3,780,000	LKR	27,600
[d] senior note, 144A, 6.25%, 10/04/20	165,000		163,866
			962,341
Ukraine 2.4%
[d] Financing of Infrastructure Projects State Enterprise, senior note, 144A, 9.00%, 12/07/17	490,000		460,294
[d] Government of Ukraine,
144A, 9.25%, 7/24/17	210,000		209,212
144A, 7.75%, 9/23/20	360,000		334,350
senior bond, 144A, 7.80%, 11/28/22	200,000		181,500
			1,185,356
Uruguay 2.5%
[j] Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	34,673	UYU	1,754
4.375%, 12/15/28	7,542,821	UYU	364,919
Uruguay Notas del Tesoro,
9.00%, 1/27/14	324,000	UYU	15,015
9.75%, 6/14/14	3,240,000	UYU	148,081
10.50%, 3/21/15	240,000	UYU	10,777
10.25%, 8/22/15	3,107,000	UYU	137,422
9.50%, 1/27/16	6,144,000	UYU	261,578
[j] 13, Index Linked, 4.00%, 5/25/25	52,100	UYU	2,468

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
[j] 18, Index Linked, 2.25%, 8/23/17	1,837,207	UYU	77,822
[j] 19, Index Linked, 2.50%, 9/27/22	54,842	UYU	2,245
Uruguay Treasury Bill, Strip,
12/18/14	250,000	UYU	10,168
2/05/15	340,000	UYU	13,590
3/26/15	990,000	UYU	38,768
5/14/15	2,727,000	UYU	104,854
7/02/15	534,000	UYU	20,297
8/20/15	841,000	UYU	31,464
11/26/15	120,000	UYU	4,356
			1,245,578
Vietnam 0.3%
[d] Government of Vietnam, 144A, 6.75%, 1/29/20	150,000		162,938
Total Foreign Government and Agency Securities (Cost $11,283,892)			10,968,094
Total Investments before Short Term Investments (Cost $41,342,864)			42,178,174

Short Term Investments 13.8%
Foreign Government and Agency Securities 3.5%
Hungary 0.5%
[k] Hungary Treasury Bills, 1/08/14 - 3/05/14	48,780,000	HUF	224,753
Malaysia 0.5%
[k] Bank of Negara Monetary Notes, 1/30/14 - 10/02/14	855,000	MYR	258,521
Nigeria 1.9%
[k] Nigeria Treasury Bills, 1/09/14 - 10/23/14	157,780,000	NGN	946,720
Philippines 0.5%
[k] Philippine Treasury Bills, 6/04/14 - 9/03/14	11,070,000	PHP	248,871
Uruguay 0.1%
[k] Uruguay Treasury Bills, 4/11/14 - 8/29/14	1,022,000	UYU	45,154
Total Foreign Government and Agency Securities (Cost $1,728,859)			1,724,019
Total Investments before Money Market Funds (Cost $43,071,723)			43,902,193
	Shares
Money Market Funds (Cost $5,041,973) 10.3%
United States 10.3%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	5,041,973		5,041,973
Total Investments (Cost $48,113,696) 99.7%			48,944,166
Other Assets, less Liabilities 0.3%			166,946
Net Assets 100.0%			$49,111,112

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the aggregate value of these securities was $1,779,224, representing 3.62% of net assets.
[c]	At December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the aggregate value of these securities was $5,152,971, representing 10.49% of net assets.
[e]	Defaulted security or security for which income has been deemed uncollectible.

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
f Principal amount is stated in 1,000 Brazilian Real Units.
g Redemption price at maturity is adjusted for inflation.
h Principal amount is stated in 100 Mexican Peso Units.
i The coupon rate shown represents the rate at period end.
j Principal amount of security is adjusted for inflation.
k The security is traded on a discount basis with no stated coupon rate.
l The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At December 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Malaysian Ringgit	JPHQ	Buy	341,000	$106,686	1/02/14	$-	$(2,685)
Philippine Peso	JPHQ	Buy	747,000	17,244	1/02/14	-	(419)
Philippine Peso	JPHQ	Sell	747,000	16,816	1/02/14	-	(9)
Malaysian Ringgit	JPHQ	Sell	341,000	104,714	1/02/14	712	-
Euro	DBAB	Sell	41,018	53,906	1/07/14	-	(2,514)
Indian Rupee	JPHQ	Buy	12,595,000	192,218	2/18/14	9,451	-
Euro	DBAB	Sell	339,000	452,938	2/21/14	-	(13,355)
Malaysian Ringgit	HSBK	Buy	125,000	39,592	2/28/14	-	(1,568)
Uruguayan Peso	CITI	Buy	580,000	28,155	3/06/14	-	(1,754)
Ghana Cedi	BZWS	Buy	60,000	25,478	3/10/14	-	(651)
Euro	DBAB	Sell	66,600	86,427	3/18/14	-	(5,180)
Euro	JPHQ	Sell	20,000	26,205	3/19/14	-	(1,305)
Euro	JPHQ	Sell	33,000	42,900	3/20/14	-	(2,491)
Euro	JPHQ	Sell	33,000	42,703	3/21/14	-	(2,688)
Euro	JPHQ	Sell	33,000	42,863	3/24/14	-	(2,528)
Euro	JPHQ	Sell	27,000	34,954	3/25/14	-	(2,184)
Malaysian Ringgit	JPHQ	Buy	170,500	52,181	4/02/14	-	(408)
Ghana Cedi	BZWS	Buy	16,272	6,851	4/08/14	-	(219)
Euro	DBAB	Sell	121,000	158,462	4/22/14	-	(7,975)
Euro	JPHQ	Sell	130,000	170,383	4/22/14	-	(8,434)
Euro	BZWS	Sell	136,000	177,014	5/16/14	-	(10,062)
South Korean Won	JPHQ	Buy	145,000,000	127,215	5/28/14	8,998	-
South Korean Won	JPHQ	Buy	145,000,000	135,476	5/30/14	724	-
Euro	DBAB	Sell	123,000	162,235	6/06/14	-	(6,963)
Philippine Peso	DBAB	Buy	12,994,800	300,000	6/30/14	-	(6,844)
Philippine Peso	JPHQ	Buy	1,863,000	43,006	7/01/14	-	(975)

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
Malaysian Ringgit	JPHQ	Buy	280,500	86,071	7/02/14	-	(1,299)
Malaysian Ringgit	DBAB	Buy	25,770	7,999	7/03/14	-	(212)
Malaysian Ringgit	DBAB	Buy	238,900	74,052	7/07/14	-	(1,870)
Euro	DBAB	Sell	31,000	41,187	8/01/14	-	(1,461)
Euro	DBAB	Sell	16,000	21,334	8/11/14	-	(679)
Mexican Peso	CITI	Buy	14,461,572	1,092,305	8/20/14	-	(2,112)
Malaysian Ringgit	HSBK	Buy	550,000	163,302	8/26/14	2,474	-
Malaysian Ringgit	HSBK	Buy	125,000	36,707	8/29/14	963	-
Euro	DBAB	Sell	120,000	160,248	8/29/14	-	(4,854)
Chilean Peso	DBAB	Buy	136,162,000	259,876	10/14/14	-	(8,439)
Euro	DBAB	Sell	623,000	842,408	10/15/14	-	(14,861)
Euro	DBAB	Sell	42,000	56,837	10/20/14	-	(958)
Euro	DBAB	Sell	100,000	138,114	10/30/14	504	-
Euro	DBAB	Sell	4,000	5,415	11/10/14	-	(89)
Euro	BZWS	Sell	100,000	134,470	11/14/14	-	(3,147)
Chilean Peso	DBAB	Buy	87,993,000	161,811	11/18/14	101	-
Brazilian Real	HSBK	Buy	300,000	121,753	11/21/14	-	(4,117)
Euro	CITI	Sell	363,000	493,553	12/05/14	-	(6,033)
Euro	DBAB	Sell	137,000	185,731	12/08/14	-	(2,819)
Unrealized appreciation (depreciation)						23,927	(134,161)
Net unrealized appreciation (depreciation)							$(110,234)

a May be comprised of multiple contracts using the same currency and settlement date.

At December 31, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.775%	DBAB	10/04/23	$20,000	$348	$ -
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.795%	DBAB	10/04/23	20,000	311	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.765%	HSBK	10/07/23	20,000	375	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.68655%	DBAB	10/04/43	10,000	343	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.668%	DBAB	10/04/43	10,000	379	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.675%	HSBK	10/07/43	10,000	368	-
Net unrealized appreciation (depreciation)				$2,124

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank USA
JPHQ	-	JP Morgan Chase Bank, N.A.

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
GDR	-	Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 86.5%
Austria 0.8%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	81,560	$3,986,686
Botswana 0.5%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	2,540,342

Brazil 3.4%
Cia Hering	Specialty Retail	196,900	2,492,405
[a]Gaec Educacao SA	Diversified Consumer Services	211,500	1,898,226
JSL SA	Road & Rail	1,248,503	8,435,760
[a]Ser Educacional SA	Diversified Consumer Services	377,700	3,757,652
			16,584,043
China 6.5%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	3,267,818
[a]China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	17,247,000	2,379,863
Jiangling Motors Corp. Ltd., B	Automobiles	3,440,625	12,823,004
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments
	& Components	7,016,000	4,632,486
[a]Sohu.com Inc.	Internet Software & Services	35,300	2,574,429
Springland International Holdings Ltd.	Multiline Retail	4,752,000	2,445,141
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	27,792,000	3,369,010
			31,491,751
Czech Republic 1.7%
Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	764,000	4,564,351
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	119,073	3,547,888
			8,112,239
Egypt 2.1%
Eastern Tobacco	Tobacco	116,291	1,941,377
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,348,432	8,412,479
			10,353,856
Estonia 1.2%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,366,355	3,495,724
Silvano Fashion Group AS, A	Specialty Retail	586,209	2,152,902
			5,648,626
Hong Kong 3.5%
Bonjour Holdings Ltd.	Specialty Retail	8,409,500	1,832,785
Giordano International Ltd.	Specialty Retail	3,938,000	3,519,359
I.T Ltd.	Specialty Retail	20,830,395	5,372,570
Sa Sa International Holdings Ltd.	Specialty Retail	2,406,000	2,823,525
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	23,116,503	3,487,888
			17,036,127
India 7.3%
Apollo Tyres Ltd.	Auto Components	1,797,220	3,114,038
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	204,320	2,939,248
Balkrishna Industries Ltd.	Auto Components	989,653	5,445,972
Biocon Ltd.	Biotechnology	556,817	4,160,370
Federal Bank Ltd.	Commercial Banks	5,815,476	7,908,822
ING Vysya Bank Ltd.	Commercial Banks	693,200	6,856,896
JK Cements Ltd.	Construction Materials	1,502,198	4,701,656
			35,127,002
Indonesia 0.5%
Express Transindo Utama Tbk PT	Road & Rail	18,192,500	2,182,502

Kazakhstan 2.9%
[b]KCell JSC, GDR, 144A	Wireless Telecommunication
	Services	128,845	2,222,576

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

[c]Nostrum Oil & Gas LP, GDR, Reg S	Oil, Gas & Consumable Fuels	993,641	12,047,897
			14,270,473
Kenya 0.6%
Safaricom Ltd.	Wireless Telecommunication
	Services	23,607,700	2,981,737
Latvia 0.4%
[a]Grindeks	Pharmaceuticals	164,039	2,065,617
Malaysia 3.1%
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,424,000	9,756,144
[a]Hartalega Holdings Bhd., wts., 5/29/15	Health Care Equipment & Supplies	442,400	427,759
Oldtown Bhd.	Food Products	5,814,900	4,611,481
			14,795,384
Mexico 3.2%
Grupo Herdez SAB de CV	Food Products	4,374,024	15,600,887
Nigeria 6.1%
Access Bank Nigeria PLC	Commercial Banks	87,849,070	5,272,592
Ecobank Transnational Inc.	Commercial Banks	24,628,262	2,489,772
Guinness Nigeria PLC	Beverages	2,200,489	3,246,736
[a]Intercontinental Wapic Insurance PLC	Insurance	18,746,318	126,577
UAC of Nigeria PLC	Industrial Conglomerates	33,538,374	14,256,167
United Bank for Africa PLC	Commercial Banks	77,110,019	4,290,586
			29,682,430
Peru 0.5%
[c]Intercorp Financial Services Inc., Reg S	Diversified Financial Services	72,530	2,248,430
Philippines 0.1%
Pepsi-Cola Products Philippines Inc.	Beverages	5,233,900	530,463
Poland 4.2%
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	133,703	3,984,790
CCC SA	Textiles, Apparel & Luxury Goods	133,936	5,171,514
Eurocash SA	Food & Staples Retailing	321,136	5,071,520
Lubelski Wegiel Bogdanka SA	Oil, Gas & Consumable Fuels	71,169	2,964,786
Warsaw Stock Exchange	Diversified Financial Services	221,166	3,039,403
			20,232,013
Romania 0.7%
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,090	1,499,516
[b]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	159,600	1,677,443
			3,176,959
Russia 6.9%
[a,c]Cherkizovo Group OJSC, GDR, Reg S	Food Products	224,987	2,756,091
CTC Media Inc.	Media	489,658	6,803,798
[a]DIXY Group OJSC	Food & Staples Retailing	313,685	3,914,499
[c]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	1,863,167
M Video OJSC	Specialty Retail	607,011	5,505,685
[a]Russian Sea Group OAO	Food Products	388,844	408,313
[a]Veropharm	Pharmaceuticals	202,875	5,816,717
[a,c]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	394,649	6,600,504
			33,668,774
Serbia 0.9%
[a]AIK Banka AD	Commercial Banks	222,216	4,214,901
Singapore 2.1%
[d]OSIM International Ltd.	Specialty Retail	4,869,000	8,875,178
Parkson Retail Asia Ltd.	Multiline Retail	1,588,000	1,220,764
			10,095,942
South Korea 8.6%
[a]Amorepacific Group	Personal Products	24,567	10,820,673
[a]Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	98,568	7,375,853

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
[a]Interojo Co. Ltd.	Health Care Equipment & Supplies	215,234	3,649,330
[a]LG Fashion Corp.	Textiles, Apparel & Luxury Goods	118,955	3,797,185
[a]Samkwang Glass	Containers & Packaging	44,585	1,972,218
[a]Vieworks Co. Ltd.	Health Care Equipment & Supplies	94,921	2,225,290
[a]Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	11,669,772
			41,510,321
Sweden 0.6%
Oriflame Cosmetics SA, SDR	Personal Products	93,140	2,859,565
Thailand 1.1%
DSG International Thailand PCL, fgn.	Household Products	17,718,100	5,523,369
Turkey 13.0%
Alarko Holding AS	Industrial Conglomerates	1,140,679	2,479,852
Anadolu Cam Sanayii AS	Containers & Packaging	5,839,303	5,219,246
[a]Anel Elektrik Proje Taahhut ve Ticaret AS	Construction & Engineering	1,245,933	580,016
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	715,619	7,878,772
Celebi Hava Servisi AS	Transportation Infrastructure	259,136	1,393,334
IS Yatirim Menkul Degerler AS	Capital Markets	4,389,949	2,615,863
Pinar Entegre Et ve Un Sanayi AS	Food Products	961,885	3,358,381
Pinar Sut Mamulleri Sanayii AS	Food Products	1,647,191	13,495,909
[a,e]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	20,535,638	3,919,562
Selcuk Ecza Deposu Ticaret ve Sanayi AS	Pharmaceuticals	1,736,689	1,503,767
Trakya Cam Sanayii AS	Building Products	4,408,980	5,213,355
Ulker Biskuvi Sanayi AS	Food Products	182,982	1,294,784
[b]Ulker Biskuvi Sanayi AS, 144A	Food Products	1,722,887	12,191,184
Yazicilar Holding AS	Industrial Conglomerates	238,068	2,078,011
			63,222,036
Turkmenistan 0.5%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	268,331	2,524,901
Ukraine 1.0%
[c]MHP SA, GDR, Reg S	Food Products	291,540	4,999,911
United Arab Emirates 0.7%
Aramex Co.	Air Freight & Logistics	3,850,037	3,186,527
Vietnam 1.8%
DHG Pharmaceutical JSC	Pharmaceuticals	838,824	4,533,109
Imexpharm Pharmaceutical JSC	Pharmaceuticals	363,396	642,554
Vietnam Container Shipping JSC	Marine	1,258,804	3,162,674
Vietnam Dairy Products JSC	Food Products	50,000	319,981
			8,658,318
Total Common Stocks and Other Equity Interests (Cost $356,532,861)			419,112,132
Participatory Notes 1.6%
Saudi Arabia 1.6%
[b]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	40,309	926,996
[b]HSBC Bank PLC, Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	279,525	6,856,857
Total Participatory Notes (Cost $5,516,064)			7,783,853
Preferred Stocks (Cost $7,185,059) 1.4%
Chile 1.4%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	6,968,351

Total Investments before Short Term Investments (Cost $369,233,984)			433,864,336
Short Term Investments 11.0%
Money Market Funds (Cost $48,581,245) 10.0%
United States 10.0%
[a,f]Institutional Fiduciary Trust Money Market Portfolio		48,581,245	48,581,245

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

Investments from Cash Collateral Received for Loaned Securities (Cost
$4,746,300) 1.0%
Money Market Funds 1.0%
United States 1.0%
[g]BNY Mellon Overnight Government Fund, 0.017%	4,746,300	4,746,300
Total Investments (Cost $422,561,529) 100.5%		487,191,881
Other Assets, less Liabilities (0.5)%		(2,514,378)
Net Assets 100.0%		$484,677,503

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2013, the aggregate value of these securities was $23,875,056, representing 4.93% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the aggregate value of these securities was $30,516,000, representing 6.30% of net assets.
d A portion or all of the security is on loan at December 31, 2013.
e See Note 5 regarding holdings of 5% voting securities.
f The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks 89.6%
Argentina 3.1%
[a]Adecoagro SA	Food Products	738,176	$5,971,844
Tenaris SA, ADR	Energy Equipment & Services	313,600	13,701,184
Ternium SA, ADR	Metals & Mining	874,900	27,384,370
			47,057,398
Cambodia 0.6%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,457,611	8,932,771

Colombia 3.5%
Bancolombia SA, ADR	Commercial Banks	238,174	11,675,289
[a]Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	1,766,371	12,912,172
Pacific Rubiales Energy Corp.	Oil, Gas & Consumable Fuels	1,616,277	27,908,036
			52,495,497
Egypt 3.5%
Alexandria Mineral Oils Co.	Chemicals	764,491	7,041,386
Commercial International Bank Egypt SAE	Commercial Banks	984,280	4,603,709
Eastern Tobacco	Tobacco	337,406	5,632,700
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,140,011	7,112,200
[a,b]Global Telecom Holding, GDR, Reg S	Wireless Telecommunication
	Services	3,882,976	12,910,895
[a]Maridive & Oil Services SAE	Energy Equipment & Services	2,956,812	2,956,812
Telecom Egypt	Diversified Telecommunication
	Services	5,848,379	12,204,200
			52,461,902
Georgia 2.2%
Bank of Georgia Holdings PLC	Commercial Banks	821,326	32,538,807

Jordan 0.3%
Arab Potash Co. PLC	Chemicals	47,364	1,877,293
Jordan Phosphate Mines	Metals & Mining	244,396	2,469,170
			4,346,463
Kazakhstan 5.0%
Kazakhmys PLC	Metals & Mining	2,713,630	9,818,297
KazMunaiGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	3,056,483	48,185,455
[c]KCell JSC, GDR, 144A	Wireless Telecommunication
	Services	847,845	14,625,326
[b]Nostrum Oil & Gas LP, GDR, Reg S	Oil, Gas & Consumable Fuels	284,450	3,448,956
			76,078,034
Kenya 3.3%
British American Tobacco Kenya Ltd. Corp.	Tobacco	1,201,200	8,351,333
East African Breweries Ltd.	Beverages	3,848,700	12,933,059
Equity Bank Ltd.	Commercial Banks	29,887,900	10,649,512
Safaricom Ltd.	Wireless Telecommunication
	Services	139,871,300	17,666,247
			49,600,151
Kuwait 2.0%
Mobile Telecommunications Co.	Wireless Telecommunication
	Services	12,319,618	30,095,721

Lebanon 0.4%
[b]BLOM Bank SAL, GDR, Reg S	Commercial Banks	754,950	6,473,696

Lesotho 0.2%
[a]Gem Diamonds Ltd.	Metals & Mining	974,607	2,352,189

Malawi 0.1%
[b]Press Corp. Ltd., GDR, Reg S	Industrial Conglomerates	73,070	968,602

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

Mauritius 1.5%
Mauritius Commercial Bank	Commercial Banks	2,659,949	18,465,761
New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	1,382,510	4,044,699
			22,510,460
Mongolia 0.3%
[a]Mongolian Mining Corp.	Metals & Mining	32,892,000	4,369,001

Nigeria 11.0%
Ecobank Transnational Inc.	Commercial Banks	163,653,493	16,544,401
FBN Holdings PLC	Commercial Banks	354,797,436	36,156,289
Guinness Nigeria PLC	Beverages	4,783,184	7,057,402
Nigerian Breweries PLC	Beverages	6,717,810	7,051,705
UAC of Nigeria PLC	Industrial Conglomerates	30,899,493	13,134,458
United Bank for Africa PLC	Commercial Banks	598,073,444	33,278,236
Zenith Bank PLC	Commercial Banks	314,161,662	53,561,667
			166,784,158
Oman 1.9%
Bank Muscat SAOG	Commercial Banks	17,703,063	29,428,468

Pakistan 1.0%
Fauji Fertilizer Co. Ltd.	Chemicals	12,091,903	12,823,601
Indus Motor Co. Ltd.	Automobiles	543,354	1,713,417
			14,537,018
Panama 4.0%
Cable & Wireless Communications PLC	Diversified Telecommunication
	Services	34,438,285	32,091,582
Copa Holdings SA	Airlines	174,120	27,878,353
			59,969,935
Peru 2.9%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	2,139,750	24,007,995
Credicorp Ltd.	Commercial Banks	97,300	12,914,629
[b]Intercorp Financial Services Inc., Reg S	Diversified Financial Services	233,390	7,235,090
			44,157,714
Qatar 10.2%
Commercial Bank of Qatar QSC	Commercial Banks	1,657,277	32,221,670
Industries Qatar QSC	Industrial Conglomerates	1,383,699	64,178,707
Ooredoo QSC	Diversified Telecommunication
	Services	1,550,652	58,423,577
			154,823,954
Romania 5.6%
[a]Banca Transilvania	Commercial Banks	35,126,300	17,816,906
OMV Petrom SA	Oil, Gas & Consumable Fuels	415,560,797	60,015,511
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	213,392	2,131,952
[a,c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	499,800	5,253,047
			85,217,416
Senegal 0.8%
Sonatel	Diversified Telecommunication
	Services	272,964	11,455,272

South Africa 3.2%
MTN Group Ltd.	Wireless Telecommunication
	Services	2,371,642	49,065,181

South Korea 1.7%
[a]Youngone Corp.	Textiles, Apparel & Luxury Goods	655,610	26,392,692

Turkmenistan 3.1%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	5,060,400	47,616,602

Ukraine 5.0%
Ferrexpo PLC	Metals & Mining	9,523,330	30,143,747

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

[a]Kernel Holding SA	Food Products	785,116	9,897,797
[b]MHP SA, GDR, Reg S	Food Products	2,065,158	35,417,460
			75,459,004
United Arab Emirates 4.9%
Agthia Group PJSC	Food Products	7,852,785	9,449,853
Aramex Co.	Air Freight & Logistics	16,132,591	13,352,322
First Gulf Bank PJSC	Commercial Banks	8,788,580	44,983,747
National Bank of Abu Dhabi	Commercial Banks	1,834,511	6,942,473
			74,728,395
United Kingdom 1.0%
[a]African Minerals Ltd.	Metals & Mining	4,822,575	15,781,743

Vietnam 4.4%
Binh Minh Plastics JSC	Building Products	438,412	1,454,792
DHG Pharmaceutical JSC	Pharmaceuticals	884,670	4,780,867
Dong Phu Rubber JSC	Chemicals	816,470	1,815,238
FPT Corp.	Electronic Equipment, Instruments
	& Components	789,945	1,763,755
Hoa Phat Group JSC	Metals & Mining	2,949,093	5,745,803
Imexpharm Pharmaceutical JSC	Pharmaceuticals	706,522	1,249,266
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	6,523,055	18,862,591
Petrovietnam Fertilizer and Chemical JSC	Chemicals	6,825,860	13,428,452
PetroVietnam Technical Services Corp.	Energy Equipment & Services	15,947,824	15,346,804
Vietnam Dairy Products JSC	Food Products	267,700	1,713,178
			66,160,746
Zambia 0.5%
First Quantum Minerals Ltd.	Metals & Mining	455,320	8,161,665

Zimbabwe 2.4%
Delta Corp. Ltd.	Beverages	17,278,369	24,206,995
[a]Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication
	Services	19,287,620	11,572,572
			35,779,567
Total Common Stocks (Cost $1,175,878,894)			1,355,800,222
Participatory Notes 7.5%
Saudi Arabia 7.5%
[c]Deutsche Bank AG/London,
Al Tayyar Travel Group, 144A, 3/20/17	Hotels, Restaurants & Leisure	284,676	8,121,781
Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	553,470	12,617,602
Saudi Basic Industries Corp., 144A, 9/27/16	Chemicals	1,272,354	37,826,786
[a] Saudi Ceramic Co., 144A, 5/16/17	Building Products	211,000	6,272,981
Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	125,946	2,896,410
[c]HSBC Bank PLC,
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	320,851	7,870,600
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	1,055,012	24,051,387
Samba Financial Group, 144A, 8/13/14	Commercial Banks	511,880	6,824,248
Saudi Basic Industries Corp., 144A, 8/04/14	Chemicals	247,289	7,351,844
Total Participatory Notes (Cost $93,196,456)			113,833,639
Total Investments before Short Term Investments (Cost $1,269,075,350)			1,469,633,861

Short Term Investments (Cost $39,917,044) 2.7%
Money Market Funds 2.7%
United States 2.7%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		39,917,044	39,917,044

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

Total Investments (Cost $1,308,992,394) 99.8%	1,509,550,905
Other Assets, less Liabilities 0.2%	3,634,768
Net Assets 100.0%	$1,513,185,673

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the aggregate value of these securities was $66,454,699, representing 4.39% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2013, the aggregate value of these securities as $133,712,012, representing 8.84% of net assets.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks and Other Equity Interests 63.8%
Austria 0.3%
UNIQA Insurance Group AG	Insurance	147,000	$1,876,200
[a]UNIQA Insurance Group AG, 144A	Insurance	350,000	4,467,142
			6,343,342
Brazil 0.3%
Centrais Eletricas Brasileiras SA	Electric Utilities	2,578,600	6,408,019

Canada 0.6%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	1,256,500	14,609,777

China 3.0%
China Mobile Ltd.	Wireless Telecommunication
	Services	983,000	10,173,096
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	8,948,000	10,546,947
Haier Electronics Group Co. Ltd.	Household Durables	8,302,600	24,144,336
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,217,800	12,757,934
Travelsky Technology Ltd., H	IT Services	18,506,000	18,209,235
			75,831,548
Denmark 0.7%
H. Lundbeck AS	Pharmaceuticals	716,127	18,089,350

France 7.5%
Alstom SA	Electrical Equipment	305,940	11,141,221
AXA SA	Insurance	996,570	27,703,504
BNP Paribas SA	Commercial Banks	441,920	34,435,322
Cie Generale des Etablissements Michelin, B	Auto Components	174,784	18,572,088
Compagnie de Saint-Gobain	Building Products	390,937	21,495,909
GDF Suez	Multi-Utilities	260,970	6,136,493
Ipsen SA	Pharmaceuticals	173,070	8,180,855
Sanofi	Pharmaceuticals	214,130	22,714,601
SEB SA	Household Durables	143,880	13,002,485
Total SA, B	Oil, Gas & Consumable Fuels	454,830	27,858,798
			191,241,276
Germany 3.7%
Deutsche Boerse AG	Diversified Financial Services	214,360	17,750,100
HeidelbergCement AG	Construction Materials	131,980	10,011,847
Metro AG	Food & Staples Retailing	342,670	16,591,258
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	80,320	17,693,397
SAP AG	Software	132,070	11,319,376
Siemens AG	Industrial Conglomerates	156,850	21,421,536
			94,787,514
Hong Kong 1.8%
AIA Group Ltd.	Insurance	3,921,600	19,672,860
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	406,000	6,413,819
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,078,000	14,666,478
Techtronic Industries Co. Ltd.	Household Durables	1,741,000	4,950,647
			45,703,804
India 0.8%
ICICI Bank Ltd.	Commercial Banks	480,702	8,538,601
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,462,400	12,272,932
			20,811,533
Ireland 0.7%
CRH PLC	Construction Materials	691,142	17,397,184

Israel 0.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	530,672	21,269,334

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Italy 1.5%
Eni SpA	Oil, Gas & Consumable Fuels	880,934	21,193,064
UniCredit SpA	Commercial Banks	2,345,176	17,354,747
			38,547,811
Japan 3.7%
CANON Inc.	Office Electronics	536,300	16,959,915
ITOCHU Corp.	Trading Companies & Distributors	1,400,500	17,276,823
Nissan Motor Co. Ltd.	Automobiles	3,196,300	26,833,136
Suntory Beverage & Food Ltd.	Beverages	408,800	13,024,919
Toyota Motor Corp.	Automobiles	329,700	20,101,368
			94,196,161
Netherlands 2.2%
Akzo Nobel NV	Chemicals	251,124	19,461,021
Fugro NV, IDR	Energy Equipment & Services	272,812	16,254,079
[b]ING Groep NV, IDR	Diversified Financial Services	1,491,130	20,715,597
			56,430,697
Portugal 0.9%
[a,b]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	968,800	7,449,146
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	901,070	14,767,710
			22,216,856
Russia 0.8%
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	795,138	13,203,266
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	366,549	7,928,455
			21,131,721
Singapore 1.5%
DBS Group Holdings Ltd.	Commercial Banks	933,770	12,654,515
Jardine Cycle & Carriage Ltd.	Distributors	322,000	9,174,116
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	5,152,999	14,946,883
			36,775,514
South Korea 2.0%
KB Financial Group Inc.	Commercial Banks	313,845	12,560,043
POSCO	Metals & Mining	44,796	13,853,886
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	19,355	25,153,388
			51,567,317
Spain 1.1%
Telefonica SA	Diversified Telecommunication
	Services	1,694,590	27,586,301

Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	558,880	19,113,395

Switzerland 3.6%
[b]ABB Ltd.	Electrical Equipment	814,710	21,444,303
[b]Credit Suisse Group AG	Capital Markets	940,246	28,743,354
Novartis AG	Pharmaceuticals	202,820	16,188,312
Roche Holding AG	Pharmaceuticals	61,440	17,163,666
Vontobel Holding AG	Capital Markets	204,817	8,483,816
			92,023,451
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,162,384	7,647,336

United Kingdom 7.1%
Aviva PLC	Insurance	3,403,920	25,344,752
[b]CEVA Holdings LLC	Air Freight & Logistics	247	234,374
GlaxoSmithKline PLC	Pharmaceuticals	707,700	18,887,783
HSBC Holdings PLC	Commercial Banks	1,360,572	14,764,891

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
Kingfisher PLC	Specialty Retail	3,378,502	21,516,299
Marks & Spencer Group PLC	Multiline Retail	3,069,590	21,998,939
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	4,177	149,574
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	309,969	11,701,448
[a,b]Royal Mail PLC, 144A	Air Freight & Logistics	76,000	715,448
Serco Group PLC	Commercial Services & Supplies	446,200	3,698,746
Standard Chartered PLC	Commercial Banks	695,210	15,659,174
Tesco PLC	Food & Staples Retailing	4,140,267	22,927,737
Vodafone Group PLC	Wireless Telecommunication
	Services	6,066,822	23,816,674
			181,415,839
United States 18.1%
Abercrombie & Fitch Co., A	Specialty Retail	218,790	7,200,379
Accenture PLC, A	IT Services	130,520	10,731,354
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	764,530	13,524,536
Baker Hughes Inc.	Energy Equipment & Services	329,030	18,182,198
[b]Bennu Oil & Gas LLC, A	Oil, Gas & Consumable Fuels	510	32,631
[b]Brocade Communications Systems Inc.	Communications Equipment	885,780	7,856,869
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	263,620	7,154,647
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	10,477,451
Cisco Systems Inc.	Communications Equipment	968,010	21,731,824
Citigroup Inc.	Diversified Financial Services	291,150	15,171,826
Comcast Corp., Special A	Media	323,612	16,141,767
CVS Caremark Corp.	Food & Staples Retailing	279,560	20,008,109
Foot Locker Inc.	Specialty Retail	536,670	22,239,605
General Electric Co.	Industrial Conglomerates	356,220	9,984,847
Halliburton Co.	Energy Equipment & Services	429,675	21,806,006
Hewlett-Packard Co.	Computers & Peripherals	696,704	19,493,778
JPMorgan Chase & Co.	Diversified Financial Services	380,836	22,271,289
LyondellBasell Industries NV, A	Chemicals	158,280	12,706,718
Macy's Inc.	Multiline Retail	342,980	18,315,132
Medtronic Inc.	Health Care Equipment & Supplies	232,090	13,319,645
Microsoft Corp.	Software	473,340	17,717,116
Morgan Stanley	Capital Markets	662,130	20,764,397
[b]Navistar International Corp.	Machinery	104,090	3,975,197
[b,d]NewPage Holdings Inc.	Paper & Forest Products	4,400	396,000
[b]News Corp., A	Media	940,490	16,947,630
Noble Corp. PLC	Energy Equipment & Services	297,200	11,136,084
Oracle Corp.	Software	352,618	13,491,165
Pfizer Inc.	Pharmaceuticals	667,132	20,434,253
PG&E Corp.	Multi-Utilities	347,180	13,984,410
The Procter & Gamble Co.	Household Products	101,220	8,240,320
Time Warner Cable Inc.	Media	85,170	11,540,535
[b,d,e]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	1,460,857
United Parcel Service Inc., B	Air Freight & Logistics	126,620	13,305,230
Walgreen Co.	Food & Staples Retailing	295,780	16,989,603
			458,733,408
Total Common Stocks and Other Equity Interests (Cost $1,364,344,940)			1,619,878,488

Equity-Linked Securities 2.1%
United States 2.1%
[a]Bank of America Corp. into Microsoft Corp., 4.00%, 144A	Software	300,349	11,120,722
[a]Barclays Bank PLC into Heidelbergcement AG, 4.00%, 144A	Construction Materials	118,305	6,618,171
[a]Barclays Bank PLC into TNT Express NV, 4.00%, 144A	Air Freight & Logistics	1,724,175	12,064,260
[a]Barclays Bank PLC into TNT Express NV, 5.00%, 144A	Air Freight & Logistics	1,491,146	10,534,976
[a]The Goldman Sachs Group Inc. into Lloyds Banking Group PLC, 3.50%, 144A	Commercial Banks	17,497,600	12,280,166
Total Equity-Linked Securities (Cost $44,383,021)			52,618,295

Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[b]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12	15,600
[b]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534	507,357

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
Total Convertible Preferred Stocks (Cost $802,629)				522,957
Preferred Stocks 1.2%
Brazil 0.6%
Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	1,561,200		6,563,107
[b]Vale SA, ADR, pfd., A	Metals & Mining	579,644		8,120,813
				14,683,920
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	129,100		16,855,613
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	Consumer Finance	11,600		310,184

Total Preferred Stocks (Cost $32,576,335)				31,849,717
		Principal Amount*
Corporate Bonds and Notes 3.2%
Australia 0.0%†
[a]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Metals & Mining	1,100,000		1,160,500
Bermuda 0.0%†
[a]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication
	Services	600,000		624,375
[a]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Wireless Telecommunication
	Services	500,000		484,745
				1,109,120
Canada 0.0%†
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,100,000		1,186,625
Italy 0.1%
[a]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Diversified Telecommunication
	Services	500,000		532,500
[a,f]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,	Diversified Telecommunication
7/15/17	Services	459,196	EUR	630,685
				1,163,185
Japan 0.0%†
[a]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Diversified Telecommunication
	Services	300,000		329,062
8.375%, 4/01/18	Diversified Telecommunication
	Services	200,000	EUR	306,221
				635,283
Kazakhstan 0.2%
HSBK (Europe) BV, senior note,
[a]144A, 7.25%, 5/03/17	Commercial Banks	800,000		869,296
[g]Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000		4,672,466
				5,541,762
Luxembourg 0.1%
ArcelorMittal, senior note, 6.00%, 3/01/21	Metals & Mining	500,000		529,853
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Diversified Telecommunication
	Services	1,200,000		1,329,000
				1,858,853
Mexico 0.1%
[a]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000		1,324,500
Netherlands 0.1%
[a]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Media	1,100,000	EUR	1,623,503
Romania 0.1%
[a]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	2,500,000	EUR	3,539,763

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

Russia 0.1%
[a]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,197,500

South Africa 0.7%
[a]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	10,571,000	EUR	15,431,010
[a]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	1,130,320
				16,561,330
Switzerland 0.0%†
[a]Ineos Group Holdings SA,
secured note, second lien, 144A, 7.875%, 2/15/16	Chemicals	269,463	EUR	374,124
senior note, 144A, 6.50%, 8/15/18	Chemicals	400,000	EUR	565,427
				939,551
United Kingdom 0.1%
[a]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	Air Freight & Logistics	400,000		334,000
[a]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	884,000		925,990
[a]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	Chemicals	700,000	EUR	1,025,652
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	Commercial Banks	700,000	EUR	1,095,242
				3,380,884
United States 1.6%
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	600,000		701,250
[a]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	Internet Software & Services	500,000		517,500
[a]Calpine Corp., senior secured note, 144A, 7.875%,
7/31/20	Independent Power Producers &
	Energy Traders	222,000		244,200
1/15/23	Independent Power Producers &
	Energy Traders	696,000		763,860
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	Media	500,000		469,375
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000		1,347,000
CHS/Community Health Systems Inc., senior secured note, 5.125%, 8/15/18	Health Care Providers & Services	1,100,000		1,138,500
CIT Group Inc., senior note,
5.375%, 5/15/20	Commercial Banks	400,000		427,000
5.00%, 8/15/22	Commercial Banks	400,000		391,665
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	Media	1,000,000		1,015,000
senior secured note, first lien, 9.00%, 12/15/19	Media	188,000		192,700
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	Media	400,000		410,500
senior sub. note, 7.625%, 3/15/20	Media	300,000		316,875
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication
	Services	1,000,000		1,143,750
DISH DBS Corp., senior note, 7.125%, 2/01/16	Media	1,200,000		1,332,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN
thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,327,172
Euramax International Inc., senior secured note, 9.50%, 4/01/16	Construction Materials	300,000		302,250
[a,h]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		100
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	Automobiles	300,000		323,285
6.625%, 8/15/17	Automobiles	450,000		521,524
8.125%, 1/15/20	Automobiles	300,000		375,218
Frontier Communications Corp., senior note,
8.50%, 4/15/20	Diversified Telecommunication
	Services	800,000		900,000
8.75%, 4/15/22	Diversified Telecommunication
	Services	300,000		334,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	59,000,000	MXN	5,054,564
GMAC Inc., sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		296,250
HCA Inc.,
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,205,875
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	100,000		103,500
[a]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	Oil, Gas & Consumable Fuels	1,100,000		1,210,360
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000		759,500

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000	531,250
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000	1,174,250
MGM Resorts International, senior note,
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000	431,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	450,000
7.75%, 3/15/22	Hotels, Restaurants & Leisure	300,000	336,750
Peabody Energy Corp., senior note,
6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000	642,000
6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000	507,500
[a,i]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	Oil, Gas & Consumable Fuels	1,000,000	985,000
[f]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	Media	894,141	898,612
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	Containers & Packaging	1,200,000	1,272,000
[a]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,100,000	1,204,500
SLM Corp., senior note,
8.45%, 6/15/18	Consumer Finance	900,000	1,051,875
5.50%, 1/15/19	Consumer Finance	300,000	311,509
[a]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	Diversified Telecommunication
	Services	1,100,000	1,328,250
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	Health Care Providers & Services	600,000	648,000
[a]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	Independent Power Producers &
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	Energy Traders	1,500,000	1,110,000
[a]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,288,500
[a]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	Pharmaceuticals	500,000	551,250
[a]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	800,000	847,000
West Corp., senior note, 7.875%, 1/15/19	IT Services	1,100,000	1,193,500
			39,888,019
Total Corporate Bonds and Notes (Cost $77,226,256)			82,110,378

[i]Senior Floating Rate Interests 0.3%
Luxembourg 0.0%†
August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	Auto Components	185,228	190,322

United States 0.3%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	Food & Staples Retailing	427,610	414,782
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	Building Products	240,583	245,695
[c,f,h]ATP Oil & Gas Corp.,
Additional NM Loans (DIP), PIK, 4.50%, 2/28/14	Oil, Gas & Consumable Fuels	619	—
New Money (DIP), PIK, 4.50%, 2/28/14	Oil, Gas & Consumable Fuels	4,383	—
Refinancing Loan (DIP), PIK, 4.50%, 2/28/14	Oil, Gas & Consumable Fuels	9,359	—
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	Auto Components	60,650	62,318
[j]Cumulus Media Holdings Inc., Term Loans, 5.50%, 12/23/20	Media	151,605	152,932
[c]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	Aerospace & Defense	50,306	47,153
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	Auto Components	219,366	208,946
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	Media	29,771	30,664
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%,
9/30/18	Chemicals	1,014,904	1,027,590
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802	252,169
[d,f]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	Hotels, Restaurants & Leisure	3,566,903	3,370,117
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000	452,769
			6,265,135
Total Senior Floating Rate Interests (Cost $6,339,223)			6,455,457
		Shares
Escrow and Litigation Trust 0.0%
[b,c]Comfort Co. Inc., Escrow Account	Household Durables	2,762	—
[b,c,d]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000	—
Total Escrow and Litigation Trust (Cost $—)			—

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

	Principal Amount*
Foreign Government and Agency Securities 24.5%
Brazil 2.1%
Letra Tesouro Nacional, Strip,
1/01/16	6,260	[k]	BRL	2,121,842
1/01/17	13,620	[k]	BRL	4,061,341
Nota Do Tesouro Nacional,
10.00%, 1/01/14	5,000	[k]	BRL	2,116,699
10.00%, 1/01/17	11,425	[k]	BRL	4,577,120
10.00%, 1/01/21	2,700	[k]	BRL	993,154
10.00%, 1/01/23	7,150	[k]	BRL	2,551,217
[l]Index Linked, 6.00%, 5/15/15	8,845	[k]	BRL	9,011,836
[l]Index Linked, 6.00%, 8/15/16	3,120	[k]	BRL	3,150,011
[l]Index Linked, 6.00%, 8/15/18	3,715	[k]	BRL	3,701,752
[l]Index Linked, 6.00%, 8/15/22	3,450	[k]	BRL	3,367,705
[l]Index Linked, 6.00%, 5/15/45	15,735	[k]	BRL	14,651,125
senior note, 10.00%, 1/01/19	5,490	[k]	BRL	2,102,772
				52,406,574
El Salvador 0.0%†
[a]Government of El Salvador, 144A, 7.65%, 6/15/35	100,000			98,125

Ghana 1.0%
Government of Ghana,
24.00%, 5/25/15	5,155,000		GHS	2,298,770
21.00%, 10/26/15	6,071,000		GHS	2,629,539
16.90%, 3/07/16	3,270,000		GHS	1,324,737
19.24%, 5/30/16	3,615,000		GHS	1,525,859
26.00%, 6/05/17	2,070,000		GHS	1,014,213
23.00%, 8/21/17	29,760,000		GHS	13,623,725
19.04%, 9/24/18	3,220,000		GHS	1,363,319
[a]144A, 7.875%, 8/07/23	1,900,000			1,840,625
				25,620,787
Hungary 2.7%
Government of Hungary,
5.50%, 2/12/16	4,086,200,000		HUF	19,605,011
5.50%, 12/22/16	2,553,900,000		HUF	12,297,265
4.125%, 2/19/18	3,270,000			3,304,744
6.50%, 6/24/19	4,320,960,000		HUF	21,616,840
7.50%, 11/12/20	289,190,000		HUF	1,511,659
5.375%, 2/21/23	6,040,000			5,988,962
A, 6.75%, 11/24/17	616,400,000		HUF	3,092,513
A, 5.50%, 12/20/18	222,110,000		HUF	1,064,085
A, 7.00%, 6/24/22	20,490,000		HUF	103,348
A, 6.00%, 11/24/23	111,010,000		HUF	526,662
				69,111,089
Indonesia 0.2%
Government of Indonesia,
FR26, 11.00%, 10/15/14	980,000,000		IDR	82,895
FR27, 9.50%, 6/15/15	4,937,000,000		IDR	416,984
FR28, 10.00%, 7/15/17	4,156,000,000		IDR	363,904
FR31, 11.00%, 11/15/20	154,000,000		IDR	14,401
FR34, 12.80%, 6/15/21	24,641,000,000		IDR	2,515,965
FR35, 12.90%, 6/15/22	10,564,000,000		IDR	1,092,762
FR36, 11.50%, 9/15/19	7,623,000,000		IDR	718,836
FR43, 10.25%, 7/15/22	154,000,000		IDR	13,945
senior bond, FR53, 8.25%, 7/15/21	854,000,000		IDR	69,706
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	616,000,000		IDR	50,675
				5,340,073
Ireland 1.2%
Government of Ireland,
5.50%, 10/18/17	9,268,900		EUR	14,507,764
5.00%, 10/18/20	9,649,000		EUR	14,932,883

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

senior bond, 5.40%, 3/13/25	378,770		EUR	593,216
				30,033,863
Malaysia 2.9%
Government of Malaysia,
3.434%, 8/15/14	24,360,000		MYR	7,452,518
3.741%, 2/27/15	1,890,000		MYR	580,807
3.835%, 8/12/15	1,590,000		MYR	490,070
4.72%, 9/30/15	110,000		MYR	34,421
3.197%, 10/15/15	745,000		MYR	227,261
senior bond, 5.094%, 4/30/14	59,995,000		MYR	18,425,794
senior bond, 4.262%, 9/15/16	7,340,000		MYR	2,290,546
senior note, 3.172%, 7/15/16	140,510,000		MYR	42,699,439
				72,200,856
Mexico 4.5%
Government of Mexico,
9.50%, 12/18/14	285,260[m] MXN			2,310,451
6.00%, 6/18/15	26,960[m] MXN			213,751
8.00%, 12/17/15	6,426,700[m] MXN			53,264,742
6.25%, 6/16/16	305,080[m] MXN			2,460,641
7.25%, 12/15/16	6,769,220	[m]	MXN	55,990,533
				114,240,118
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000		PEN	2,857,763

Poland 0.7%
Government of Poland,
5.75%, 4/25/14	18,085,000		PLN	6,052,289
5.50%, 4/25/15	4,130,000		PLN	1,416,465
6.25%, 10/24/15	13,260,000		PLN	4,654,700
5.00%, 4/25/16	560,000		PLN	193,397
4.75%, 10/25/16	480,000		PLN	165,652
5.75%, 9/23/22	12,900,000		PLN	4,716,608
				17,199,111
Russia 0.1%
[g]Russia Foreign Bond, senior bond, Reg S, 7.50%, 3/31/30	1,594,450			1,860,763

Serbia 0.7%
Serbia Treasury Bond, 10.00%,
6/27/16	6,930,000		RSD	82,878
8/15/16	2,800,000		RSD	33,456
11/21/18	1,430,000		RSD	16,383
Serbia Treasury Note, 10.00%,
11/08/15	1,487,800,000		RSD	17,901,645
10/17/16	1,600,000		RSD	19,098
12/19/16	1,600,000		RSD	19,087
				18,072,547
Slovenia 0.8%
[a]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	3,590,000			3,601,667
5.85%, 5/10/23	17,125,000			17,510,655
				21,112,322
South Korea 2.6%
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	8,591,020,000		KRW	8,143,479
senior bond, 3.59%, 4/02/14	1,353,630,000		KRW	1,285,424
senior bond, 2.47%, 4/02/15	236,300,000		KRW	223,203
senior bond, 2.80%, 8/02/15	2,911,960,000		KRW	2,761,337
senior bond, 2.81%, 10/02/15	190,000,000		KRW	180,206
senior note, 3.28%, 6/02/14	1,604,830,000		KRW	1,524,264
senior note, 2.57%, 6/09/14	252,000,000		KRW	238,667
senior note, 2.84%, 12/02/14	551,920,000		KRW	523,675
senior note, 2.74%, 2/02/15	19,937,440,000		KRW	18,895,079

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
senior note, 2.76%, 6/02/15	7,040,800,000		KRW	6,672,689
senior note, 2.90%, 12/02/15	4,798,000,000		KRW	4,556,574
Korea Treasury Bond, senior note,
3.25%, 12/10/14	17,978,260,000		KRW	17,123,388
3.25%, 6/10/15	93,800,000		KRW	89,501
2.75%, 12/10/15	761,140,000		KRW	720,667
3.00%, 12/10/16	2,123,100,000		KRW	2,020,415
Korea Treasury Note, senior note, 2.75%, 6/10/16	1,620,500,000		KRW	1,532,892
				66,491,460
Sri Lanka 1.6%
Government of Sri Lanka,
A, 8.00%, 11/15/18	22,960,000		LKR	163,126
A, 9.00%, 5/01/21	220,400,000		LKR	1,574,465
C, 8.50%, 4/01/18	248,300,000		LKR	1,812,201
[g]senior note, Reg S, 6.25%, 7/27/21	38,400,000			37,520,064
				41,069,856
[n]Supranational 0.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000		MXN	4,913,865

Ukraine 2.1%
[a]Government of Ukraine,
144A, 9.25%, 7/24/17	5,650,000			5,628,812
144A, 7.75%, 9/23/20	890,000			826,588
senior bond, 144A, 7.80%, 11/28/22	28,490,000			25,854,675
senior note, 144A, 7.50%, 4/17/23	24,050,000			21,795,312
				54,105,387
Uruguay 1.0%
[o]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	14,997,035		UYU	714,277
Index Linked, zero cpn., 3/26/15	2,733,874		UYU	119,629
senior bond, Index Linked, 5.00%, 9/14/18	12,412,870		UYU	627,797
senior bond, Index Linked, 4.375%, 12/15/28	34,096,871		UYU	1,649,596
senior bond, Index Linked, 3.70%, 6/26/37	4,411,190		UYU	192,675
Uruguay Notas del Tesoro,
10.25%, 8/22/15	56,100,000		UYU	2,481,293
9.50%, 1/27/16	56,100,000		UYU	2,388,429
Uruguay Treasury Bill, Strip,
3/26/15	12,128,000		UYU	474,930
5/14/15	27,200,000		UYU	1,045,849
7/02/15	3,040,000		UYU	115,546
8/20/15	399,880,000		UYU	14,960,645
11/26/15	1,720,000		UYU	62,441
				24,833,107
Total Foreign Government and Agency Securities (Cost $622,473,030)				621,567,666
Total Investments before Short Term Investments (Cost $2,148,145,434)				2,415,002,958
Short Term Investments 3.7%
Foreign Government and Agency Securities 0.8%
Brazil 0.1%
Letra Tesouro Nacional, Strip, 4/01/14	4,410	[k]	BRL	1,823,480
Malaysia 0.1%
[p]Bank of Negara Monetary Notes, 1/30/14 - 10/16/14	10,960,000		MYR	3,293,728
[p]Malaysia Treasury Bill, 5/30/14	60,000		MYR	18,081
				3,311,809
Mexico 0.0%†
Government of Mexico, 7.00%, 6/19/14	25,400	[m]	MXN	198,094
Philippines 0.3%
[p]Philippine Treasury Bills, 4/10/14 - 10/08/14	373,180,000		PHP	8,373,784
Singapore 0.2%
[p]Monetary Authority of Singapore Treasury Bills, 2/07/14 - 2/14/14	2,780,000		SGD	2,202,712

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

[p]Singapore Treasury Bill, 5/16/14	1,520,000	SGD	1,203,584
			3,406,296
South Korea 0.0%†
Korea Monetary Stabilization Bond, senior bond,
2.55%, 5/09/14	660,000,000	KRW	625,073
2.72%, 9/09/14	250,000,000	KRW	236,930
			862,003
Sweden 0.1%
Government of Sweden, 6.75%, 5/05/14	9,970,000	SEK	1,581,203

Total Foreign Government and Agency Securities (Cost $19,757,724)			19,556,669
Total Investments before Money Market Funds (Cost $2,167,903,158)			2,434,559,627
	Shares
Money Market Funds (Cost $75,352,761) 2.9%
United States 2.9%
[b,q]Institutional Fiduciary Trust Money Market Portfolio	75,352,761		75,352,761
Total Investments (Cost $2,243,255,919) 98.8%			2,509,912,388
Other Assets, less Liabilities 1.2%			30,801,061
Net Assets 100.0%			$2,540,713,449

*The Principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2013, the aggregate value of these securities was $185,866,183, representing 7.32% of net assets.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2013, the aggregate value of these securities was $47,153, representing less than 0.01% of net assets.
dAt December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 6.
fIncome may be received in additional securities and/or cash.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2013, the aggregate value of these securities was $44,053,293, representing 1.73% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jSecurity purchased on a delayed delivery basis.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lRedemption price at maturity is adjusted for inflation.
mPrincipal amount is stated in 100 Mexican Peso Units.
nA supranational organization is an entity formed by two or more central governments through international treaties.
oPrincipal amount of security is adjusted for inflation.
pThe security is traded on a discount basis with no stated coupon rate.
qThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

At December 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Malaysian Ringgit	JPHQ	Buy	9,454,000	2,957,795	1/02/14	$-	$(74,429)
Philippine Peso	JPHQ	Buy	33,486,000	772,992	1/02/14	-	(18,791)
Philippine Peso	JPHQ	Sell	33,486,000	753,816	1/02/14	-	(385)
Malaysian Ringgit	JPHQ	Sell	9,454,000	2,903,117	1/02/14	19,751	-
Euro	DBAB	Buy	79,650	109,519	1/03/14	40	-
Euro	DBAB	Sell	79,650	105,584	1/03/14	-	(3,974)
Indian Rupee	CITI	Buy	7,867,000	121,673	1/06/14	5,391	-
Indian Rupee	HSBK	Buy	57,335,000	894,525	1/06/14	31,518	-
Indian Rupee	CITI	Sell	7,867,000	126,764	1/06/14	-	(299)
Indian Rupee	HSBK	Sell	57,335,000	922,526	1/06/14	-	(3,516)
Indian Rupee	DBAB	Buy	49,615,000	781,403	1/07/14	19,791	-
Japanese Yen	DBAB	Sell	160,839,000	1,857,714	1/07/14	330,223	-
Indian Rupee	DBAB	Sell	49,615,000	797,669	1/07/14	-	(3,525)
Indian Rupee	DBAB	Buy	9,241,000	146,857	1/08/14	2,339	-
Malaysian Ringgit	DBAB	Buy	2,972,900	961,077	1/08/14	-	(54,630)
Euro	DBAB	Sell	84,250	112,398	1/09/14	-	(3,487)
Malaysian Ringgit	HSBK	Buy	2,848,623	921,229	1/10/14	-	(52,755)
Japanese Yen	CITI	Sell	63,300,000	725,510	1/10/14	124,340	-
Japanese Yen	UBSW	Sell	189,880,000	2,171,391	1/14/14	368,034	-
Indian Rupee	DBAB	Buy	62,182,000	993,608	1/15/14	8,923	-
Japanese Yen	HSBK	Sell	209,990,000	2,391,686	1/15/14	397,326	-
Malaysian Ringgit	JPHQ	Buy	599,000	195,209	1/16/14	-	(12,641)
Japanese Yen	DBAB	Sell	63,500,000	715,703	1/16/14	112,615	-
Japanese Yen	UBSW	Sell	260,930,000	2,940,023	1/16/14	461,853	-
Indian Rupee	DBAB	Buy	91,185,000	1,454,803	1/17/14	14,746	-
Indian Rupee	JPHQ	Buy	51,553,000	816,579	1/21/14	13,595	-
Indian Rupee	DBAB	Buy	18,126,000	289,294	1/22/14	2,537	-
Indian Rupee	JPHQ	Buy	25,753,000	411,088	1/22/14	3,539	-
Japanese Yen	UBSW	Sell	254,830,000	2,888,574	1/27/14	468,203	-
Chilean Peso	DBAB	Buy	746,020,000	1,517,226	1/28/14	-	(102,165)

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
Japanese Yen	DBAB	Sell	242,274,032	2,705,461		1/28/14	404,335	-
Japanese Yen	HSBK	Sell	313,645,839	3,504,423		1/28/14	525,405	-
Chilean Peso	DBAB	Buy	241,010,000	491,206		1/29/14	-	(34,109)
Chilean Peso	JPHQ	Buy	256,050,000	520,427		1/30/14	-	(34,863)
Malaysian Ringgit	JPHQ	Buy	3,799,000	1,223,117		1/30/14	-	(65,978)
Swedish Krona	DBAB	Buy	1,850,000	212,382	EUR	1/30/14	-	(4,695)
Chilean Peso	DBAB	Buy	482,020,000	979,218		1/31/14	-	(65,229)
Euro	DBAB	Sell	2,427,000	3,274,096		1/31/14	-	(64,195)
Chilean Peso	DBAB	Buy	449,800,000	910,711		2/03/14	-	(58,087)
Indian Rupee	JPHQ	Buy	25,080,000	395,867		2/06/14	6,702	-
Euro	DBAB	Sell	772,000	1,031,392		2/06/14	-	(30,482)
Indian Rupee	DBAB	Buy	9,032,000	142,331		2/10/14	2,525	-
Euro	DBAB	Sell	288,563	387,231		2/11/14	-	(9,684)
Indian Rupee	HSBK	Buy	9,755,000	151,613		2/12/14	4,775	-
Indian Rupee	HSBK	Buy	24,630,000	378,716		2/13/14	16,061	-
Chilean Peso	DBAB	Buy	401,200,000	813,744		2/18/14	-	(54,450)
Indian Rupee	DBAB	Buy	24,766,000	377,793		2/18/14	18,756	-
Indian Rupee	JPHQ	Buy	41,367,000	631,321		2/18/14	31,040	-
Chilean Peso	CITI	Buy	866,360,000	1,761,610		2/20/14	-	(122,322)
Indian Rupee	DBAB	Buy	22,559,000	350,486		2/20/14	10,577	-
Chilean Peso	DBAB	Buy	195,280,000	394,824		2/25/14	-	(25,519)
Chilean Peso	DBAB	Buy	301,900,000	609,899		2/26/14	-	(39,019)
Indian Rupee	DBAB	Buy	18,310,000	285,679		2/26/14	7,017	-
Euro	BZWS	Sell	587,300	782,971		2/26/14	-	(24,859)
Japanese Yen	UBSW	Sell	312,386,000	3,172,720		2/26/14	205,257	-
Euro	UBSW	Sell	2,984,696	3,988,599		2/26/14	-	(116,845)
Chilean Peso	DBAB	Buy	494,720,000	1,000,243		2/27/14	-	(64,847)
Indian Rupee	DBAB	Buy	19,369,500	302,115		2/27/14	7,454	-
Indian Rupee	HSBK	Buy	26,015,000	405,553		2/27/14	10,226	-
Japanese Yen	BZWS	Sell	302,200,000	3,227,943		2/27/14	357,227	-
Indian Rupee	DBAB	Buy	28,167,000	440,819		2/28/14	9,261	-
Indian Rupee	JPHQ	Buy	41,453,000	647,867		2/28/14	14,511	-
Chilean Peso	DBAB	Buy	401,810,000	811,819		3/03/14	-	(52,424)
Indian Rupee	CITI	Buy	7,944,000	122,725		3/03/14	4,122	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

Indian Rupee	HSBK	Buy	19,369,500	299,050		3/03/14	10,236	-
Chilean Peso	DBAB	Buy	401,810,000	809,611		3/05/14	-	(50,386)
Chilean Peso	DBAB	Buy	503,570,000	1,013,729		3/06/14	-	(62,333)
Chilean Peso	DBAB	Buy	500,540,000	1,010,681		3/07/14	-	(65,116)
Swedish Krona	DBAB	Buy	41,000,000	4,884,441	EUR	3/12/14	-	(352,692)
Chilean Peso	DBAB	Buy	486,980,000	984,594		3/13/14	-	(65,260)
Chilean Peso	DBAB	Buy	985,820,000	1,998,419		3/18/14	-	(138,402)
Indian Rupee	JPHQ	Buy	52,519,000	828,475		3/18/14	6,999	-
Indian Rupee	DBAB	Buy	18,310,000	287,848		3/26/14	2,849	-
Indian Rupee	JPHQ	Buy	25,600,000	402,959		3/28/14	3,274	-
Malaysian Ringgit	JPHQ	Buy	4,727,000	1,446,672		4/02/14	-	(11,309)
Chilean Peso	DBAB	Buy	504,600,000	1,021,871		4/04/14	-	(71,576)
Indian Rupee	CITI	Buy	7,867,000	124,360		4/07/14	193	-
Indian Rupee	DBAB	Buy	49,615,000	783,312		4/07/14	2,210	-
Indian Rupee	HSBK	Buy	57,335,000	905,194		4/07/14	2,553	-
Japanese Yen	DBAB	Sell	4,919,230,800	50,600,000		4/07/14	3,859,544	-
Swedish Krona	UBSW	Buy	57,125,412	6,506,089	EUR	4/09/14	-	(83,762)
Chilean Peso	MSCO	Buy	758,240,000	1,550,118		4/14/14	-	(123,614)
Chilean Peso	MSCO	Buy	679,390,000	1,379,332		4/21/14	-	(102,087)
Swedish Krona	DBAB	Buy	123,614,356	14,453,593	EUR	4/22/14	-	(701,550)
Euro	DBAB	Sell	302,984	395,698		4/25/14	-	(21,062)
Chilean Peso	JPHQ	Buy	430,475,000	866,583		4/28/14	-	(57,874)
Euro	DBAB	Sell	3,768,000	5,002,472		4/30/14	-	(180,500)
Euro	BZWS	Sell	1,887,488	2,501,752		5/05/14	-	(94,549)
Swedish Krona	DBAB	Buy	6,617,360	768,924	EUR	5/07/14	-	(31,217)
Euro	DBAB	Sell	404,451	531,813		5/07/14	-	(24,524)
Euro	DBAB	Sell	400,000	525,100		5/09/14	-	(25,116)
Euro	JPHQ	Sell	40,000,000	52,602,400		5/09/14	-	(2,419,178)
Euro	GSCO	Sell	20,000,000	26,265,000		5/13/14	-	(1,245,932)
Swedish Krona	DBAB	Buy	51,264,580	5,921,407	EUR	5/15/14	-	(194,245)
Euro	BZWS	Sell	2,176,000	2,832,325		5/15/14	-	(160,872)
Euro	GSCO	Sell	1,220,000	1,586,708		5/16/14	-	(91,466)
Euro	GSCO	Sell	292,956	379,598		5/20/14	-	(23,381)
Chilean Peso	MSCO	Buy	375,660,000	747,136		5/22/14	-	(43,134)

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
Chilean Peso	JPHQ	Buy	108,420,000	211,386		6/03/14	-	(8,451)
Chilean Peso	DBAB	Buy	154,820,000	302,058		6/05/14	-	(12,333)
Singapore Dollar	DBAB	Buy	34,000,976	27,134,572		6/09/14	-	(182,992)
Polish Zloty	DBAB	Buy	42,929,712	10,141,196	EUR	6/10/14	126,064	-
Japanese Yen	BZWS	Sell	86,450,000	888,341		6/10/14	66,568	-
Japanese Yen	HSBK	Sell	92,070,000	951,805		6/10/14	76,609	-
Japanese Yen	JPHQ	Sell	62,440,000	634,576		6/10/14	41,036	-
Polish Zloty	CITI	Buy	3,667,000	836,203	EUR	6/11/14	52,024	-
Japanese Yen	DBAB	Sell	30,500,000	317,391		6/11/14	27,463	-
Japanese Yen	JPHQ	Sell	85,300,000	888,323		6/11/14	77,476	-
Polish Zloty	DBAB	Buy	18,797,000	4,317,477	EUR	6/12/14	223,496	-
Japanese Yen	CITI	Sell	64,869,000	682,832		6/16/14	66,176	-
Japanese Yen	JPHQ	Sell	36,000,000	381,013		6/17/14	38,789	-
Japanese Yen	DBAB	Sell	618,770,000	6,022,327		6/20/14	140,037	-
Philippine Peso	DBAB	Buy	586,065,480	13,530,000		6/30/14	-	(308,655)
Philippine Peso	JPHQ	Buy	83,694,000	1,931,994		7/01/14	-	(43,781)
Malaysian Ringgit	JPHQ	Buy	7,770,000	2,384,197		7/02/14	-	(35,973)
Malaysian Ringgit	DBAB	Buy	695,840	215,999		7/03/14	-	(5,714)
Malaysian Ringgit	DBAB	Buy	6,555,700	2,032,090		7/07/14	-	(51,330)
Malaysian Ringgit	DBAB	Buy	3,220,000	1,001,337		7/15/14	-	(28,815)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,433,962		7/18/14	-	(57,670)
Malaysian Ringgit	DBAB	Buy	12,411,000	3,821,356		7/22/14	-	(74,193)
Euro	DBAB	Sell	95,745	125,810		7/23/14	-	(5,907)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,685,938		7/25/14	-	(129,985)
Euro	DBAB	Sell	95,542	126,593		7/25/14	-	(4,846)
Japanese Yen	BZWS	Sell	291,270,000	2,934,474		7/29/14	164,574	-
Euro	DBAB	Sell	1,047,114	1,387,793		7/29/14	-	(52,761)
Euro	JPHQ	Sell	3,768,000	5,009,236		7/31/14	-	(174,568)
Euro	UBSW	Sell	3,767,000	5,013,500		8/01/14	-	(168,941)
Euro	HSBK	Sell	3,767,000	4,992,895		8/04/14	-	(189,587)
Euro	BZWS	Sell	1,882,000	2,495,984		8/05/14	-	(93,200)
Japanese Yen	DBAB	Sell	284,714,000	2,900,598		8/19/14	192,501	-
Japanese Yen	HSBK	Sell	547,340,000	5,642,680		8/20/14	436,531	-
Japanese Yen	JPHQ	Sell	385,615,000	3,966,720		8/20/14	298,855	-

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)

Japanese Yen	BZWS	Sell	127,736,000	1,317,409		8/22/14	102,396	-
Japanese Yen	CITI	Sell	255,214,000	2,627,240		8/25/14	199,597	-
Japanese Yen	DBAB	Sell	126,234,000	1,298,891		8/25/14	98,130	-
Japanese Yen	HSBK	Sell	253,342,000	2,601,288		8/25/14	191,452	-
Swedish Krona	UBSW	Buy	4,000,000	455,633	EUR	8/26/14	-	(7,588)
Japanese Yen	BZWS	Sell	366,311,000	3,726,460		8/26/14	242,009	-
Japanese Yen	JPHQ	Sell	254,671,000	2,590,713		8/26/14	168,213	-
Japanese Yen	DBAB	Sell	228,669,000	2,316,809		8/27/14	141,626	-
Japanese Yen	HSBK	Sell	420,281,000	4,258,727		8/27/14	260,861	-
Japanese Yen	JPHQ	Sell	227,544,000	2,308,627		8/27/14	144,145	-
Euro	JPHQ	Sell	1,685,713	2,254,186		8/27/14	-	(65,085)
Euro	DBAB	Sell	177,411	234,662		8/28/14	-	(9,428)
Euro	DBAB	Sell	112,498	150,230		8/29/14	-	(4,550)
Japanese Yen	JPHQ	Sell	126,519,000	1,302,111		8/29/14	98,594	-
Chilean Peso	DBAB	Buy	474,950,000	907,259		9/30/14	-	(28,966)
Japanese Yen	JPHQ	Sell	59,426,000	602,682		9/30/14	37,213	-
Polish Zloty	DBAB	Buy	8,156,625	1,899,584	EUR	10/07/14	41,258	-
Euro	CITI	Sell	38,305,000	51,886,250		10/15/14	-	(822,731)
Euro	HSBK	Sell	5,173,000	7,025,089		10/20/14	-	(93,255)
Malaysian Ringgit	HSBK	Buy	4,770,000	1,487,279		10/22/14	-	(54,241)
Chilean Peso	CITI	Buy	693,880,000	1,331,823		10/24/14	-	(51,803)
Malaysian Ringgit	DBAB	Buy	3,604,000	1,119,081		10/24/14	-	(36,490)
Malaysian Ringgit	HSBK	Buy	2,403,275	742,210		10/24/14	-	(20,300)
Euro	DBAB	Sell	2,500,000	3,452,850		10/30/14	12,590	-
Euro	DBAB	Sell	8,773,597	12,083,377		10/31/14	9,955	-
Euro	DBAB	Sell	84,184	115,841		11/03/14	-	(6)
Japanese Yen	BZWS	Sell	2,840,000,000	28,996,161		11/05/14	1,960,253	-
Euro	DBAB	Sell	4,349,000	5,869,171		11/05/14	-	(115,626)
Euro	BZWS	Sell	10,571,000	14,214,824		11/14/14	-	(332,710)
Japanese Yen	MSCO	Sell	100,400,000	1,010,426		11/14/14	54,545	-
Malaysian Ringgit	DBAB	Buy	2,025,400	621,536		11/19/14	-	(14,215)
Japanese Yen	CITI	Sell	205,908,000	2,061,182		11/19/14	100,669	-
Japanese Yen	DBAB	Sell	166,350,000	1,664,166		11/19/14	80,297	-
Malaysian Ringgit	HSBK	Buy	1,231,000	378,071		11/20/14	-	(8,978)

Templeton Global Investment Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
Japanese Yen	CITI	Sell	231,295,000	2,320,841	11/20/14	118,584	-
Japanese Yen	HSBK	Sell	43,408,000	435,338	11/20/14	22,032	-
Japanese Yen	JPHQ	Sell	149,426,000	1,498,300	11/20/14	75,552	-
Euro	JPHQ	Sell	592,176	801,578	11/20/14	-	(13,375)
Uruguayan Peso (new)	CITI	Buy	9,800,000	417,376	11/20/14	-	(993)
Uruguayan Peso (new)	CITI	Buy	9,800,000	416,667	11/25/14	-	(833)
Uruguayan Peso (new)	CITI	Buy	14,640,000	625,909	12/01/14	-	(5,686)
Euro	CITI	Sell	6,170,000	8,389,041	12/05/14	-	(102,556)
Euro	DBAB	Sell	183,617	248,930	12/08/14	-	(3,780)
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,372,184	12/17/14	-	(64,312)
Euro	DBAB	Sell	292,125	401,613	12/17/14	-	(446)
Euro	DBAB	Sell	79,650	109,531	12/18/14	-	(94)
Japanese Yen	DBAB	Sell	617,700,000	6,022,317	12/22/14	138,647	-
Japanese Yen	HSBK	Sell	618,650,000	6,022,331	12/22/14	129,613	-
Japanese Yen	BZWS	Sell	312,460,000	3,013,260	12/26/14	36,894	-
Japanese Yen	CITI	Sell	487,440,000	4,700,691	12/26/14	57,537	-
Unrealized appreciation (depreciation)						14,458,734	(11,127,090)
Net unrealized appreciation (depreciation)						$3,331,644

*In U.S. dollars unless otherwise indicated.

a May be comprised of multiple contracts using the same currency and settlement date.

At December 31, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.775%	DBAB	10/04/23	$1,690,000	$29,221	$ -
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.795%	DBAB	10/04/23	1,690,000	26,151	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.765%	HSBK	10/07/23	1,690,000	31,540	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.68655%	DBAB	10/04/43	820,000	28,070	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.668%	DBAB	10/04/43	820,000	30,955	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.675%	HSBK	10/07/43	820,000	30,103	-
Net unrealized appreciation (depreciation)				$176,040

Templeton Global Investment Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank USA
JPHQ	-	JP Morgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co., Inc.
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
EUR	-	Euro
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

ADR	-	American Depositary Receipt
DIP	-	Debtor-In-Possession
FRN	-	Floating Rate Note
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds’ investment objectives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund - Forwards, swaps Templeton Global Balanced Fund – Forwards, swaps

4. INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Templeton Emerging
	Templeton Asian	Templeton BRIC	Markets Balanced
	Growth Fund	Fund	Fund

Cost of investments	$13,468,163	$262,798,310	$48,185,549

Unrealized appreciation	$850,827	$57,206,753	$3,454,905
Unrealized depreciation	(2,442,962)	(23,875,849)	(2,696,288)
Net unrealized appreciation (depreciation)	$(1,592,135)	$33,330,904	$758,617

	Templeton	Templeton
	Emerging Markets	Frontier	Templeton Global
	Small Cap Fund	Markets Fund	Balanced Fund

Cost of investments	$424,226,521	$1,314,304,196	$2,247,225,223

Unrealized appreciation	$103,446,346	$285,424,929	$323,540,748
Unrealized depreciation	(40,480,986)	(90,178,220)	(60,853,583)
Net unrealized appreciation (depreciation)	$62,965,360	$195,246,709	$262,687,165

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton Emerging Markets Small Cap Fund for the nine months ended December 31, 2013, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income		Gain (Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Impact Developer & Contractor SA	12,171,000	-	12,171,000	-	$-		$-	$(1,963,700)
Reysas Gayrimenkul Yatirim Ortakligi AS	16,657,555	3,878,083	-	20,535,638	3,919,562		-	-
Total Affiliated Securities (Value is 0.81% of Net Assets)					$3,919,562		$-	$(1,963,700)

6. FT HOLDINGS CORPORATION IV (FT Subsidiary)

The Templeton Global Balanced Fund invests in certain financial instruments, through its investment in the FT subsidiary. The FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At December 31, 2013, the FT subsidiary’s investment, Turtle Bay Resort, is reflected in the fund’s Statement of Investments.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Asian Growth Fund
Assets:
Investments in Securities
Equity Investments:[a]	$11,876,028	$-	$-	$11,876,028

Templeton BRIC Fund
Assets:
Investments in Securities:
Equity Investments:[a]
China	$99,185,429	$-	$129,820	$99,315,249
Russia	15,832,245	16,701,587	-	32,533,832
All Other Equity Investments[b]	156,889,944	-	-	156,889,944
Short Term Investments	7,390,189	-	-	7,390,189
Total Investments in Securities	$279,297,807	$16,701,587	$129,820	$296,129,214

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$1,314,573	$323,950	$-	$1,638,523
All Other Equity Investments[b]	26,707,279	-	-	26,707,279
Participatory Notes	-	804,219	-	804,219
Corporate Bonds	-	2,060,059	-	2,060,059
Foreign Government and Agency Securities	-	10,968,094	-	10,968,094
Short Term Investments	5,041,973	1,724,019	-	6,765,992
Total Investments in Securities	$33,063,825	$15,880,341	$-	$48,944,166

Sw ap Contracts	$-	$2,124	$-	$2,124
Forw ard Exchange Contracts	-	23,927	-	23,927
Liabilities:
Forw ard Exchange Contracts	-	134,161	-	134,161

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$426,080,483	$-	$-	$426,080,483
Participatory Notes	-	7,783,853	-	7,783,853
Short Term Investments	48,581,245	4,746,300	-	53,327,545
Total Investments in Securities	$474,661,728	$12,530,153	$-	$487,191,881

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Malaw i	$-	$968,602	$-	$968,602
All Other Equity Investments[b]	1,354,831,620	-	-	1,354,831,620
Participatory Notes	-	113,833,639	-	113,833,639
Short Term Investments	39,917,044	-	-	39,917,044
Total Investments in Securities	$1,394,748,664	$114,802,241	$-	$1,509,550,905

Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$181,181,465	$757,331	$-	$181,938,796
United States	458,614,961	428,631	-	459,043,592
All Other Equity Investments[b]	1,011,268,774	-	-	1,011,268,774
Equity-Linked Securities	-	52,618,295	-	52,618,295
Corporate Bonds and Notes	-	82,110,378	-	82,110,378
Senior Floating Rate Interests	-	6,408,304	47,153	6,455,457
Escrow and Litigation Trust	-	-	- [c]	-
Foreign Government and Agency Securities	-	621,567,666	-	621,567,666
Short Term Investments	75,352,761	19,556,669	-	94,909,430
Total Investments in Securities	$1,726,417,961	$783,447,274	$47,153	$2,509,912,388

Sw ap Contracts	$-	$176,040	$-	$176,040
Forw ard Exchange Contracts	-	14,458,734	-	14,458,734

Liabilities:
Forw ard Exchange Contracts	-	11,127,090	-	11,127,090

[a]Includes common, preferred and convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at December 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

On February 25, 2013, the Board for the Templeton Asian Growth Fund approved a proposal to terminate and liquidate the fund. The fund is scheduled to liquidate on or about May 20, 2014.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

     Laura F. Fergerson

     Chief Executive Officer –

     Finance and Administration

Date February 27, 2014

By /s/MARK H. OTANI

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 27, 2014